Pension Plan	12 Months Ended
Dec. 31, 2012
Deferred Compensation Arrangements [Abstract]
Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]

16.  Pension Plan

All eligible salaried employees of Trans-Lux Corporation and certain of its subsidiaries are covered by a non-contributory defined benefit pension plan.  Pension benefits vest after five years of service and are based on years of service and final average salary.  The Company’s general funding policy is to contribute at least the required minimum amounts sufficient to satisfy regulatory funding standards, but not more than the maximum tax-deductible amount.  As of December 31, 2003, the benefit service under the pension plan had been frozen and, accordingly, there is no service cost for each of the two years ended December 31, 2012.  On April 30, 2009, the compensation increments were frozen, and accordingly, no additional benefits are being accrued under the plan.  For 2012 and 2011, the accrued benefit obligation of the plan exceeded the fair value of plan assets, due primarily to the plan’s investment performance.  The Company’s obligations under its pension plan exceeded plan assets by $6.4 million at December 31, 2012.

The Company employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk.  The intent of this strategy is to minimize plan expenses by outperforming plan liabilities over the long run.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition.  The portfolio contains a diversified blend of equity and fixed income investments.  Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews.

At December 31, 2012 and 2011, the Company’s pension plan weighted average asset allocations by asset category are as follows:

	2012	2011
Guaranteed investment contracts	31.8%	38.3%
Mutual stock funds	17.2	17.3
Equity and index funds	51.0	43.6
Money market funds	0.0	0.8
Total pension plan assets	100.0%	100.0%

The pension plan asset information included below is presented at fair value.  ASC 820 establishes a framework for measuring fair value and required disclosures about assets and liabilities measured at fair value. The fair value of these assets is determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds and mutual stock funds using quoted market prices, a Level 1 or an observable input, the guaranteed investment contracts and equity and index funds, a Level 2 based on observable inputs and quoted prices in markets that are not active.  The Company does not have any Level 3 pension assets, in which such valuation would be based on unobservable measurements and management’s estimates.

The following table presents the pension plan assets by level within the fair value hierarchy as of December 31, 2012:

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,914	$ -	$1,914
Mutual stock funds	1,035	-	-	1,035
Equity and index funds	-	3,070	-	3,070
Fair Value, Pension plan assets, Total	$1,035	$4,984	$ -	$6,019

The funded status of the plan as of December 31, 2012 and 2011 is as follows:

In thousands	2012	2011
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 11,276	$ 9,912
Interest cost	520	548
Actuarial loss	1,086	1,193
Benefits paid	(433)	(377)
Projected benefit obligation at end of year	12,449	11,276
Change in plan assets: Fair value of plan assets at beginning of year	5,361	5,287
Actual return on plan assets	532	(153)
Company contributions	559	604
Benefits paid	(433)	(377)
Fair value of plan assets at end of year	6,019	5,361
Funded status (underfunded)	$ (6,430)	$ (5,915)
Amounts recognized in other accumulated comprehensive loss:
Net actuarial loss	$ 6,361	$ 5,852
Weighted average assumptions as of December 31:
Discount rate:
Components of cost	4.08%	4.80%
Benefit obligations	4.80%	5.75%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	N/A	N/A

The Company determines the long-term rate of return for plan assets by studying historical markets and the long-term relationships between equity securities and fixed income securities, with the widely-accepted capital market principal that assets with higher volatility generate higher returns over the long run.  The 8.0% expected long-term rate of return on plan assets is determined based on long-term historical performance of plan assets, current asset allocation and projected long-term rates of return.

In 2013, the Company expects to amortize $523,000 of actuarial losses to pension expense.  The accumulated benefit obligation at December 31, 2012 and 2011 was $12.4 million and $11.3 million, respectively.  The minimum required contribution for 2013 is expected to be $1.4 million, which is included in Accrued liabilities in the Consolidated Balance Sheets.  The long-term pension liability is $5.0 million and is included in Deferred pension liability and other in the Consolidated Balance Sheets.  In March 2010, 2011 and 2013, the Company submitted to the Internal Revenue Service requests for waivers of the minimum funding standard for its defined benefit plan for the 2009, 2010 and 2012 plan years.  The waiver requests were submitted as a result of the economic climate and the business hardship that the Company was experiencing.  The waivers for the 2009 and 2010 plan years were approved and granted subject to certain conditions and have deferred payment of $285,000 and $559,000 of the minimum funding standard for the 2009 and 2010 plan years, respectively.  If the 2012 waiver is not granted, the Pension Benefit Guaranty Corporation and the Internal Revenue Service have various enforcement remedies that can be implemented to protect the participant’s benefits, such as termination of the plan or a requirement that the Company make the unpaid contributions.  The senior lender has waived the default of non-payment of certain pension plan contributions, but in the event that any government agency takes any enforcement action or otherwise exercises any rights or remedies it may have, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  At this time, the Company is expecting to make its required contributions for the 2013 plan year and has already made $218,000 of contributions; however there is no assurance that the Company will be able to make any or all such remaining payments.

Expected projected benefit payments due for the next five years are:
In thousands	2013	2014	2015	2016	2017
Expected projected benefit payments at the end of the year	$646	$500	$650	$719	$582
		.

The following table presents the components of the net periodic pension cost for the two years ended December 31, 2012:

In thousands	2012	2011
Interest cost	$ 520	$ 548
Expected return on plan assets	(438)	(396)
Amortization of net actuarial loss	484	347
Net periodic pension cost	$ 566	$ 499

The following table presents the change in unrecognized pension costs recorded in other comprehensive loss as of December 31, 2012 and 2011:

In thousands	2012	2011
Balance at beginning of year	$5,852	$4,456
Net actuarial loss	993	1,743
Recognized loss	(484)	(347)
Balance at end of year	$6,361	$5,852

In addition, the Company provided unfunded supplemental retirement benefits for the retired, former Chief Executive Officer.  During 2009 the Company accrued $0.5 million for such benefits, which has not yet been paid.  The Company does not offer any post-retirement benefits other than the pension and supplemental retirement benefits described herein.